Components of Accounts Payable and Accrued Expenses (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Subsequent Events [Abstract]
Trade accounts payable	$ 4,653,773	$ 5,069,616	$ 2,609,212
Accrued marketing	1,240,370	2,388,987	1,582,470
Accrued payroll and benefits	1,041,088	833,322	1,093,263
Accrued gaming liabilities	208,128	446,626	758,536
Accrued professional fees	359,856	555,967	704,748
Accrued jackpot liabilities	327,524	297,970	432,504
Accrued interest	56,743
Accrued other liabilities	1,007,588	2,751,564	988,082
Total	$ 8,895,070	$ 12,344,052	$ 8,458,689